Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Subsequent Events [Abstract]
Subsequent Events

NOTE 14 – SUBSEQUENT EVENTS

The Company evaluated its June 30, 2016, condensed consolidated financial statements for subsequent events through August 15, 2016, the date the condensed consolidated financial statements were available to be issued and noted the following non-recognized events for disclosure.

Stock issuance

In July and August 2016 (through August 15, 2016), the Company sold securities in a self-directed offering in the aggregate amount of $185,000 at $0.08 per unit. Each unit consisted of 1 share of restricted common stock (2,312,500 shares), a five-year warrant to purchase 1 share of restricted common stock (2,312,500 warrant shares) at $0.08 per share, a five-year warrant to purchase 1 share of restricted common stock (2,312,500 warrant shares) at $0.12 per share, and a five-year warrant to purchase 1 share of restricted common stock (2,312,500 warrant shares) at $0.16 per share.

Equity purchase agreement

On July 13, 2016, the Company entered into an equity purchase agreement (the “EPA”) and a registration rights agreement with an investor. Pursuant to the terms of the EPA, the Company has the right, but not the obligation, to sell shares of its common stock to the investor on the terms specified in the EPA. On the date of the EPA, the Company issued 1,500,000 shares to the investor.

NOTE 17 – SUBSEQUENT EVENTS

The Company evaluated its December 31, 2015, consolidated financial statements for subsequent events through March 28, 2016, the date the consolidated financial statements were available to be issued and noted the following non-recognized events for disclosure.

On March 28, 2016, the Company furloughed all of its employees and independent contractors indefinitely and arranged with its Chief Executive Officer, David G. Watumull; its Chief Financial Officer, John B. Russell; and its Vice President, Operations, David M. Watumull, to continue their services for cash compensation equal to the minimum wage. The Company continues to assess its commercial opportunities, which may include licensing its intellectual property or developing products with others, and may re-engage furloughed employees and contractors from time to time to the extent their services are required at cash compensation equal to the hourly minimum wage. In addition, each of the directors has agreed, effective April 1, 2016, to suspend any additional equity compensation, until otherwise agreed by the Company.